Property, Plant and Equipment	6 Months Ended
Jun. 30, 2023
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

NOTE E — Property, Plant and Equipment

The following table summarizes the key classifications of property, plant and equipment as of June 30, 2023 (Successor) and December 31, 2022 (Predecessor):

	June 30, 2023 (Successor)	December 31, 2022 (Predecessor)
Furniture and Equipment, gross	$253	$368
Accumulated Depreciation	(4)	(216)
Furniture and Equipment, net	249	152

Demonstration Plant, gross	89,240	128,013
Accumulated Depreciation	(796)	(58,570)
Demonstration Plant, net	88,444	69,443

Construction in Progress	2,854	—

Total Property, Plant and Equipment, net	$91,547	$69,595

Depreciation expense for the period from January 1, 2023 through June 7, 2023 (Predecessor) and the period from June 8, 2023 through June 30, 2023 (Successor) was $5,700 and $800, respectively. Depreciation expense for the three month and six month periods ended June 30, 2022 (Predecessor) was $3,266 and $6,531, respectively.

The following table disaggregates the contents of the Company’s asset retirement obligation included in Property, Plant and equipment, net on the Consolidated Balance Sheets as of December 31, 2022 (Predecessor):

December 31, 2022 (Predecessor)
Asset Retirement Obligation, gross	$2,201
Accumulated Depreciation	(348)
Asset Retirement Obligation, net	$1,853